Fair Value Measurements (Reconciliation Of The Fair Value Of The Liabilities That Use Significant Unobservable Inputs (Level 3)) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2011 Predecessor	Jun. 30, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of period	$ (9,163)	$ (445)	$ (501)	$ (13,529)	$ (16,046)	$ (16,046)
Issuances of contingent consideration	(49)			230	479	(2,154)	(25,330)
Settlement of contingent consideration	2,868	43	99	69	934	1,001
Total changes included in other income	5,843			2,235	3,638	8,036	9,284
Balance at end of period	$ (501)	$ (402)	$ (402)	$ (10,995)	$ (10,995)	$ (9,163)	$ (16,046)